Property, plant and equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,577,284	$ 1,560,860	$ 1,535,400
Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,107,718	2,068,306	2,012,303
Proportion of ownership interest in joint venture	50.00%
KAS Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in joint venture	50.10%
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,462,900	1,553,500	1,535,400
Mining property [member] | Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,023,000	1,997,000	1,939,600
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95,400	6,000	7,700
Undeveloped property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,200	1,400	1,700
Capitalized expenditure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,800		2,000
Construction in Progress [Member] | Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	229,900	507,000	454,300
Short-lived assets [Member] | Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	51,600	7,900	5,800
Rehabilitation asset [Member] | Kibali Jersey Limited [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 17,200	$ 17,100	$ 13,000